Note 8 - Earnings (loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net income / (loss)	$ (2,724,573)	$ 21,112,528
Weighted average number of shares outstanding during the period, basic (in shares)	2,782,000	2,872,966
Earnings / (loss) per share, basic (in dollars per share)	$ (0.98)	$ 7.35
Dilutive effect of unvested shares (in shares)	0	38,771
Weighted average common shares – outstanding, diluted (in shares)	2,782,000	2,911,737
Earnings / (loss) per share, diluted (in dollars per share)	$ (0.98)	$ 7.25